Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000090895 | 24777
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000090895 | 25092
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000090895 | 25205
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000090895 | 24488
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000090895 | 25091
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000090895 | 25010
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000090895 | 25255
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000090895 | 25358
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000090895 | 24199
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000090895 | 24091
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000090895 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090895 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000090895 | Government
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000090897 | 24777
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000090897 | 25092
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000090897 | 25205
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000090897 | 24488
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000090897 | 25091
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000090897 | 25010
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000090897 | 25255
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000090897 | 25358
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000090897 | 24199
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000090897 | 24091
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000090897 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090897 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000090897 | Government
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000090898 | 24777
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000090898 | 25092
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000090898 | 25205
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000090898 | 24488
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000090898 | 25091
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000090898 | 25010
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000090898 | 25255
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000090898 | 25358
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000090898 | 24199
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000090898 | 24091
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000090898 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090898 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000090898 | Government
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000114413 | 1543
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000114413 | 7165
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114413 | 187
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114413 | 14294
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000114413 | 53
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000114413 | 20140
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000114413 | 13353
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000114413 | 228
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114413 | 214
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000114413 | 7185
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000114413 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000114413 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000114413 | Government
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000114413 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114413 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000114413 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114413 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114413 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114413 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000117963 | 1543
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000117963 | 7165
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117963 | 187
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117963 | 14294
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117963 | 53
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000117963 | 20140
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117963 | 13353
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117963 | 228
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117963 | 214
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117963 | 7185
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000117963 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000117963 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000117963 | Government
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000117963 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117963 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117963 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117963 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117963 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000117963 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000117964 | 1543
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000117964 | 7165
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117964 | 187
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117964 | 14294
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117964 | 53
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000117964 | 20140
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117964 | 13353
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117964 | 228
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117964 | 214
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117964 | 7185
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000117964 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000117964 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000117964 | Government
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000117964 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117964 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117964 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117964 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117964 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000117964 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000024992 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000024992 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024992 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024992 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024992 | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024992 | Bank of Georgia Group Plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000024992 | Kaspi.kz JSC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024992 | Phoenix Mills Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024992 | MLP Saglik Hizmetleri AS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024992 | Oberoi Realty Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024992 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000024992 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000024992 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000024992 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000024992 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024992 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024992 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024992 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024992 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000024992 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000024992 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000024993 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000024993 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024993 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024993 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024993 | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024993 | Bank of Georgia Group Plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000024993 | Kaspi.kz JSC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024993 | Phoenix Mills Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024993 | MLP Saglik Hizmetleri AS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024993 | Oberoi Realty Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024993 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000024993 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000024993 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000024993 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000024993 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024993 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024993 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024993 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024993 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000024993 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000024993 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000033045 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000033045 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000033045 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033045 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033045 | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033045 | Bank of Georgia Group Plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033045 | Kaspi.kz JSC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033045 | Phoenix Mills Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033045 | MLP Saglik Hizmetleri AS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033045 | Oberoi Realty Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033045 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000033045 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033045 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000033045 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000033045 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033045 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033045 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033045 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000033045 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000033045 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000033045 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000088110 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000088110 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000088110 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088110 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088110 | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088110 | Bank of Georgia Group Plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088110 | Kaspi.kz JSC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088110 | Phoenix Mills Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088110 | MLP Saglik Hizmetleri AS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088110 | Oberoi Realty Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088110 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000088110 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088110 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000088110 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000088110 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088110 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088110 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088110 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000088110 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000088110 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000088110 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000214759 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000214759 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000214759 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214759 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214759 | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214759 | Bank of Georgia Group Plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214759 | Kaspi.kz JSC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214759 | Phoenix Mills Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214759 | MLP Saglik Hizmetleri AS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214759 | Oberoi Realty Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000214759 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000214759 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000214759 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000214759 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000214759 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214759 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000214759 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214759 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000214759 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000214759 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000214759 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000024996 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024996 | Shell Plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024996 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000024996 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024996 | Glencore Plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024996 | JBS S/A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024996 | Anglo American Plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024996 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024996 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024996 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024996 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024996 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024996 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024996 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000024996 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000024996 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000024996 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000024996 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000024997 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024997 | Shell Plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024997 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000024997 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024997 | Glencore Plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024997 | JBS S/A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024997 | Anglo American Plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024997 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024997 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024997 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024997 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024997 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024997 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024997 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000024997 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000024997 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000024997 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000024997 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000033047 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033047 | Shell Plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033047 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033047 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033047 | Glencore Plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033047 | JBS S/A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033047 | Anglo American Plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033047 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033047 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033047 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033047 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033047 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033047 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000033047 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000033047 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000033047 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000033047 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000033047 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000088112 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088112 | Shell Plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088112 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088112 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088112 | Glencore Plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088112 | JBS S/A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088112 | Anglo American Plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088112 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088112 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088112 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088112 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088112 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088112 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088112 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000088112 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000088112 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000088112 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000088112 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000024994 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000024994 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000024994 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024994 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024994 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024994 | Pan American Silver Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024994 | Osisko Gold Royalties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024994 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024994 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024994 | Lundin Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024994 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000024994 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000024994 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000024994 | Copper
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024994 | Silver
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024994 | Gold
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000024995 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000024995 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000024995 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024995 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024995 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024995 | Pan American Silver Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024995 | Osisko Gold Royalties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024995 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024995 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024995 | Lundin Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024995 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000024995 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000024995 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000024995 | Copper
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024995 | Silver
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024995 | Gold
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000033046 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000033046 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000033046 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000033046 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033046 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033046 | Pan American Silver Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033046 | Osisko Gold Royalties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033046 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033046 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033046 | Lundin Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033046 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000033046 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033046 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033046 | Copper
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033046 | Silver
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000033046 | Gold
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000088111 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000088111 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000088111 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000088111 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088111 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088111 | Pan American Silver Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088111 | Osisko Gold Royalties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088111 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088111 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088111 | Lundin Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088111 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000088111 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088111 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088111 | Copper
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088111 | Silver
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000088111 | Gold
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000195045 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195045 | Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195045 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195045 | Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195045 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195045 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195045 | Zimmer Biomet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195045 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195045 | Bio-Rad Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195045 | Teradyne, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195045 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000195045 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000195045 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000195045 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000195045 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000195045 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000195045 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000195045 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195045 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000195046 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195046 | Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195046 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195046 | Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195046 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195046 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195046 | Zimmer Biomet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195046 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195046 | Bio-Rad Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195046 | Teradyne, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195046 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000195046 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000195046 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000195046 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000195046 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000195046 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000195046 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000195046 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195046 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%